Financial instruments (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of fair value of financial instruments
The table below shows the classifications of our financial instruments by valuation method in accordance with IFRS 13 “Fair Value Measurement” at 30 June 2024 and 31 December 2023.
All instruments shown as being held at fair value have been classified as fair value through the profit and loss unless specifically footnoted.

	30 June 2024					31 December 2023
	Held at fair value			Held at amortised cost US$m	Total US$m	Held at fair value			Held at amortised cost US$m	Total US$m
	Level 1(a) US$m	Level 2(b) US$m	Level 3(c) US$m			Level 1(a) US$m	Level 2(b) US$m	Level 3(c) US$m
Assets
Cash and cash equivalents(d)	4,129	—	—	5,127	9,256	2,722	—	—	6,951	9,673
Investments in equity shares and funds(e)	82	—	136	—	218	85	—	96	—	181
Other investments, including loans(f)	474	—	300	21	795	896	—	228	153	1,277
Trade and other financial receivables(g)	16	1,115	—	2,055	3,186	9	1,383	—	1,851	3,243
Forward, option and embedded derivatives contracts, not designated as hedges(h)	—	32	59	—	91	—	28	26	—	54
Derivatives related to net debt(i)	—	37	—	—	37	—	87	—	—	87

Liabilities
Trade and other financial payables(j)	—	(80)	—	(6,005)	(6,085)	—	(47)	—	(6,277)	(6,324)
Forward, option and embedded derivatives contracts, designated as hedges(h)	—	—	(158)	—	(158)	—	—	(174)	—	(174)
Forward, option and embedded derivatives contracts, not designated as hedges(h)	—	(64)	(65)	—	(129)	—	(63)	(29)	—	(92)
Derivatives related to net debt(i)	—	(532)	—	—	(532)	—	(516)	—	—	(516)
(a)Valuation is based on unadjusted quoted prices in active markets for identical financial instruments.
(b)Valuation is based on inputs that are observable for the financial instruments, which include quoted prices for similar instruments or identical instruments in markets which are not considered to be active, or inputs, either directly or indirectly based on observable market data.
Valuation is based on inputs that cannot be observed using market data (unobservable inputs). The change in valuation of our level 3 instruments for the period to 30 June 2024 and 31 December 2023 is as follows:

	30 June 2024	31 December 2023
Level 3 financial assets and liabilities	US$m	US$m
Opening balance	147	131
Currency translation adjustments	(1)	(2)
Total realised gains/(losses) included in:
– consolidated sales revenue	—	12
– net operating costs	(11)	(18)
Total unrealised gains/(losses) included in:
– net operating costs	94	43
Total unrealised gains/(losses) transferred into other comprehensive income through cash flow hedges	9	(1)
Additions to financial assets/(liabilities)	50	29
Disposals/maturity of financial instruments	(16)	(47)
Closing balance	272	147
Net gains included in the income statement for assets and liabilities held at period end	84	31
(d)Our Cash and cash equivalents of US$9,256 million (31 December 2023: US$9,673 million), includes US$4,129 million (31 December 2023: US$2,722 million) relating to money market funds which are treated as fair value through profit or loss (FVPL) under IFRS 9 with the fair value movements reported as finance income.
(e)Investments in equity shares and funds include US$192 million (31 December 2023: US$157 million) of equity shares, not held for trading, where we have irrevocably elected to present fair value gains and losses on revaluation in other comprehensive income (FVOCI). The election is made at an individual investment level.
(f)Other investments, including loans, covers cash deposits in rehabilitation funds, government bonds, managed investment funds and royalty receivables.
(g)Trade receivables include provisionally priced invoices. The related revenue is initially based on forward market selling prices for the quotation periods stipulated in the contracts with changes between the provisional price and the final price recorded separately within “Other revenue”. The selling price can be measured reliably for the Group's products, as it operates in active and freely traded commodity markets. At 30 June 2024, US$1,080 million (31 December 2023: US$1,362 million) of provisionally priced receivables were recognised.
(h)Level 3 derivatives mainly consist of derivatives embedded in electricity purchase contracts linked to the LME, midwest premium and billet premium with terms expiring between 2025 and 2036 (31 December 2023: 2025 and 2036). Derivatives related to renewable power purchase agreements are linked to forward electricity prices with terms expiring between 2053 and 2054.
(i)Net debt derivatives include interest rate swaps and cross-currency swaps. As part of the International Swaps and Derivatives Association (ISDA) Fallbacks Protocol, on 1 July 2023 we completed the transition of our US LIBOR derivatives to SOFR on cessation of US LIBOR at 30 June 2023. There was no impact on our hedging arrangements after taking into account the IFRS 9 ‘Financial Instruments’ LIBOR reform reliefs.
(j)Trade and other financial payables comprise trade payables, other financial payables, accruals and amounts due to equity accounted units.
The techniques used to value our more significant fair value assets/(liabilities) categorised under level 2 and level 3 are summarised below:

	30 June 2024	31 December 2023
Description	Fair value US$m	Fair value US$m	Valuation technique	Significant Inputs
Level 2
Interest rate swaps	(212)	(163)	Discounted cash flows	•Applicable market quoted swap yield curves •Credit default spread
Cross currency interest rate swaps	(283)	(266)	Discounted cash flows	•Applicable market quoted swap yield curves •Credit default spread •Market quoted FX rate
Provisionally priced receivables	1,080	1,362	Closely related listed product	•Applicable forward quoted metal price
Level 3
Renewable power purchase agreements	(7)	—	Discounted cash flows	•Forward electricity price •Energy volume
Derivatives embedded in electricity contracts	(157)	(186)	Option pricing model	•LME forward aluminium price •Midwest premium and billet premium
Royalty receivables	279	214	Discounted cash flows	•Forward commodity price •Mine production
The following table shows the carrying value and fair value of our borrowings including those which are not carried at an amount which approximates their fair value 30 June 2024 and 31 December 2023. The fair values of some of our financial instruments approximate their carrying values because of their short maturity, or because they carry floating rates of interest.

	30 June 2024		31 December 2023
	Carrying value US$m	Fair value US$m	Carrying value US$m	Fair value US$m
Listed bonds	8,532	8,221	8,607	8,672
Oyu Tolgoi project finance	3,851	4,085	3,850	4,090
Other	499	501	544	494
Total borrowings (including overdrafts)	12,882	12,807	13,001	13,256

Summary of changes in the fair value of Level 3 financial assets and financial liabilities	The change in valuation of our level 3 instruments for the period to 30 June 2024 and 31 December 2023 is as follows:

	30 June 2024	31 December 2023
Level 3 financial assets and liabilities	US$m	US$m
Opening balance	147	131
Currency translation adjustments	(1)	(2)
Total realised gains/(losses) included in:
– consolidated sales revenue	—	12
– net operating costs	(11)	(18)
Total unrealised gains/(losses) included in:
– net operating costs	94	43
Total unrealised gains/(losses) transferred into other comprehensive income through cash flow hedges	9	(1)
Additions to financial assets/(liabilities)	50	29
Disposals/maturity of financial instruments	(16)	(47)
Closing balance	272	147
Net gains included in the income statement for assets and liabilities held at period end	84	31